Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, C, E, R1, R2, R3 and S

RUSSELL INVESTMENT COMPANY

Supplement dated November 12, 2013 to

PROSPECTUS DATED MARCH 1, 2013

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about January 13, 2014, each Fund’s target strategic allocation to the Underlying Funds in which it invests will be modified. The changes to the target strategic allocation may be implemented throughout the month of January. As a result, the following changes are made to the Prospectus listed above:

(i)  RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Conservative Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 18% to equity Underlying Funds, 72% to fixed income Underlying Funds and 10% to alternative Underlying Funds.

Moderate Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 31% to equity Underlying Funds, 55% to fixed income Underlying Funds and 14% to alternative Underlying Funds.

Balanced Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 54% to equity Underlying Funds, 32% to fixed income Underlying Funds and 14% to alternative Underlying Funds.

Growth Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 65% to equity Underlying Funds, 16% to fixed income Underlying Funds and 19% to alternative Underlying Funds.

Equity Growth Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 73% to equity Underlying Funds, 8% to fixed income Underlying Funds and 19% to alternative Underlying Funds.

Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, C, E, R1, R2, R3 and S

RUSSELL INVESTMENT COMPANY

Supplement dated November 12, 2013 to

PROSPECTUS DATED MARCH 1, 2013

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about January 13, 2014, each Fund’s target strategic allocation to the Underlying Funds in which it invests will be modified. The changes to the target strategic allocation may be implemented throughout the month of January. As a result, the following changes are made to the Prospectus listed above:

(i)  RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Conservative Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 18% to equity Underlying Funds, 72% to fixed income Underlying Funds and 10% to alternative Underlying Funds.

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, C, E, R1, R2, R3 and S

RUSSELL INVESTMENT COMPANY

Supplement dated November 12, 2013 to

PROSPECTUS DATED MARCH 1, 2013

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about January 13, 2014, each Fund’s target strategic allocation to the Underlying Funds in which it invests will be modified. The changes to the target strategic allocation may be implemented throughout the month of January. As a result, the following changes are made to the Prospectus listed above:

(i)  RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 31% to equity Underlying Funds, 55% to fixed income Underlying Funds and 14% to alternative Underlying Funds.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, C, E, R1, R2, R3 and S

RUSSELL INVESTMENT COMPANY

Supplement dated November 12, 2013 to

PROSPECTUS DATED MARCH 1, 2013

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about January 13, 2014, each Fund’s target strategic allocation to the Underlying Funds in which it invests will be modified. The changes to the target strategic allocation may be implemented throughout the month of January. As a result, the following changes are made to the Prospectus listed above:

(i)  RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Balanced Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 54% to equity Underlying Funds, 32% to fixed income Underlying Funds and 14% to alternative Underlying Funds.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, C, E, R1, R2, R3 and S

RUSSELL INVESTMENT COMPANY

Supplement dated November 12, 2013 to

PROSPECTUS DATED MARCH 1, 2013

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about January 13, 2014, each Fund’s target strategic allocation to the Underlying Funds in which it invests will be modified. The changes to the target strategic allocation may be implemented throughout the month of January. As a result, the following changes are made to the Prospectus listed above:

(i)  RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Growth Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 65% to equity Underlying Funds, 16% to fixed income Underlying Funds and 19% to alternative Underlying Funds.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, C, E, R1, R2, R3 and S

RUSSELL INVESTMENT COMPANY

Supplement dated November 12, 2013 to

PROSPECTUS DATED MARCH 1, 2013

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about January 13, 2014, each Fund’s target strategic allocation to the Underlying Funds in which it invests will be modified. The changes to the target strategic allocation may be implemented throughout the month of January. As a result, the following changes are made to the Prospectus listed above:

(i)  RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the “Risk/Return Summary” section of the Prospectus listed above:

Equity Growth Strategy Fund: Effective on or about January 13, 2014, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund’s target strategic allocation as of January 13, 2014 will be 73% to equity Underlying Funds, 8% to fixed income Underlying Funds and 19% to alternative Underlying Funds.